T. ROWE PRICE EQUITY INCOME PORTFOLIO
September 30, 2020 (Unaudited)

Portfolio of Investments‡	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

COMMON STOCKS 95.5%			Multiline Retail 0.3%
COMMUNICATION SERVICES 5.9%			Kohl's	112,030	2,076
Diversified Telecommunication Services 0.9%					2,076
AT&T	42,107	1,200	Specialty Retail 0.2%
Verizon Communications	65,721	3,910	TJX	21,900	1,219
		5,110			1,219
Entertainment 1.9%			Total Consumer Discretionary		15,647
Fox, Class B	230,033	6,434	CONSUMER STAPLES 8.2%
Walt Disney	39,016	4,841	Beverages 0.6%
		11,275	Coca-Cola	67,900	3,352
Media 3.1%					3,352
Comcast, Class A	234,872	10,866	Food & Staples Retailing 0.6%
News, Class A	483,600	6,780	Walmart	23,900	3,344
		17,646			3,344
Total Communication Services		34,031	Food Products 3.7%
CONSUMER DISCRETIONARY 2.7%			Bunge	36,600	1,673
Auto Components 0.1%			Conagra Brands	246,026	8,785
Magna International	9,900	453	Mondelez International, Class A	10,600	609
		453	Tyson Foods, Class A	174,289	10,367
Automobiles 0.2%					21,434
General Motors	33,800	1,000	Household Products 1.3%
		1,000	Kimberly-Clark	52,500	7,752
Hotels, Restaurants & Leisure 1.3%					7,752
Las Vegas Sands	114,401	5,338	Tobacco 2.0%
Marriott International, Class A	6,000	555	Philip Morris International	154,700	11,601
McDonald's	4,600	1,010			11,601
MGM Resorts International	14,700	320	Total Consumer Staples		47,483
Royal Caribbean Cruises	5,200	336	ENERGY 6.7%
		7,559
			Energy Equipment & Services 0.5%
Leisure Products 0.6%			Halliburton	233,400	2,812
Mattel (1)	285,440	3,340			2,812
		3,340
			Oil, Gas & Consumable Fuels 6.2%
			Chevron	17,910	1,290
			Enbridge	191,480	5,591

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INCOME PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

EOG Resources	56,800	2,041	Willis Towers Watson	6,730	1,405
Exxon Mobil	123,102	4,226			42,375
Hess	24,271	993	Total Financials		107,354
Occidental Petroleum	83,500	836
Occidental Petroleum, Warrants,			HEALTH CARE 13.9%
8/3/27 (1)	15,162	46	Biotechnology 2.6%
Pioneer Natural Resources	8,800	757	AbbVie	114,900	10,064
Targa Resources	197,623	2,773	Gilead Sciences	78,400	4,954
TC Energy	156,194	6,563			15,018
TOTAL (EUR)	297,618	10,221
TOTAL, ADR	20,300	696	Health Care Equipment & Supplies 3.5%
			Becton Dickinson & Company	32,408	7,541
		36,033
			Medtronic	92,811	9,645
Total Energy		38,845	Zimmer Biomet Holdings	23,800	3,240
FINANCIALS 18.6%					20,426
Banks 6.2%			Health Care Providers & Services 3.2%
Bank of America	73,075	1,761	Anthem	34,752	9,334
Fifth Third Bancorp	430,441	9,177	CVS Health	153,617	8,971
JPMorgan Chase	53,758	5,175			18,305
PNC Financial Services Group	46,300	5,089
Wells Fargo	620,469	14,587	Pharmaceuticals 4.6%
		35,789	Bristol Myers Squibb	10,000	603
			GlaxoSmithKline (GBP)	132,747	2,489
Capital Markets 4.4%			GlaxoSmithKline, ADR	38,200	1,438
Charles Schwab	44,200	1,601	Johnson & Johnson	65,996	9,825
Franklin Resources	94,440	1,922	Merck	26,400	2,190
Morgan Stanley	226,018	10,928	Pfizer	252,831	9,279
Raymond James Financial	47,700	3,471	Sanofi (EUR)	6,171	618
State Street	125,900	7,469			26,442
		25,391	Total Health Care		80,191
Diversified Financial Services 0.7%			INDUSTRIALS & BUSINESS SERVICES 11.8%
Equitable Holdings	208,274	3,799
			Aerospace & Defense 2.8%
		3,799
			Boeing	45,342	7,493
Insurance 7.3%			L3Harris Technologies	50,907	8,646
American International Group	336,496	9,264			16,139
Chubb	101,459	11,781
Loews	219,310	7,621	Air Freight & Logistics 2.7%
Marsh & McLennan	15,298	1,755	United Parcel Service, Class B	94,679	15,777
MetLife	283,800	10,549			15,777

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INCOME PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Airlines 0.3%			Semiconductors & Semiconductor Equipment 6.1%

Alaska Air Group	45,216	1,656	Applied Materials	104,926	6,238

		1,656	NXP Semiconductors	14,900	1,860

Building Products 0.6%			QUALCOMM	169,912	19,995
			Texas Instruments	50,442	7,202
Johnson Controls International	83,220	3,400
					35,295
		3,400
			Software 1.5%

Commercial Services & Supplies 0.9%			Microsoft	41,691	8,769
Stericycle (1)	82,502	5,203
					8,769
		5,203
			Technology Hardware, Storage & Peripherals 0.1%

Electrical Equipment 0.4%			Western Digital	12,299	450

Emerson Electric	29,800	1,954			450
nVent Electric	29,000	513
			Total Information Technology		55,289
		2,467
			MATERIALS 5.8%
Industrial Conglomerates 1.8%
			Chemicals 4.2%
General Electric	1,644,800	10,247
			Akzo Nobel (EUR)	13,529	1,367
		10,247	CF Industries Holdings	258,600	7,942
Machinery 1.6%			DuPont de Nemours	236,123	13,100
Caterpillar	13,500	2,013	PPG Industries	12,046	1,471

Cummins	4,000	845			23,880
Flowserve	14,295	390
			Containers & Packaging 1.6%
PACCAR	30,693	2,617
Snap-on	24,200	3,561	International Paper	228,153	9,249

		9,426			9,249
			Total Materials		33,129
Professional Services 0.7%

Nielsen Holdings	272,731	3,867	REAL ESTATE 4.4%

		3,867	Real Estate Investment Trusts 4.4%

Total Industrials & Business Services		68,182	Equity Residential, REIT	114,700	5,887
			Rayonier, REIT	188,161	4,975
INFORMATION TECHNOLOGY 9.6%			SL Green Realty, REIT	75,134	3,484
Communications Equipment 1.5%			Weyerhaeuser, REIT	382,006	10,895

Cisco Systems	212,578	8,373	Total Real Estate		25,241

		8,373	UTILITIES 7.6%

Electronic Equipment, Instruments & Components 0.4%			Electric Utilities 4.6%
Corning	35,800	1,160
			Edison International	114,049	5,798
TE Connectivity	12,700	1,242
			NextEra Energy	16,290	4,521
		2,402

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INCOME PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Southern	295,903	16,044	UTILITIES 1.5%
		26,363	Electric Utilities 0.8%
Multi-Utilities 3.0%			NextEra Energy,
Ameren	28,900	2,286	5.279%, 3/1/23	43,435	2,039
NiSource	478,775	10,533	Southern, Series A,
Sempra Energy	39,888	4,721	6.75%, 8/1/22	57,257	2,630
		17,540			4,669
Total Utilities		43,903	Multi-Utilities 0.7%
Total Miscellaneous Common Stocks 0.3% (2)		1,472	Sempra Energy, Series A,
Total Common Stocks			6.00%, 1/15/21	33,601	3,326
(Cost $486,498)		550,767	Sempra Energy, Series B,
			6.75%, 7/15/21	9,767	947
PREFERRED STOCKS 0.6%					4,273
			Total Utilities		8,942
CONSUMER DISCRETIONARY 0.6%
			Total Convertible Preferred Stocks
Automobiles 0.6%			(Cost $11,866)		11,634
Volkswagen (EUR) (3)	21,302	3,428
Total Consumer Discretionary		3,428	CONVERTIBLE BONDS 0.2%
Total Preferred Stocks			AXA, 7.25%, 5/15/21 (4)	1,288,000	1,133
(Cost $3,368)		3,428	Total Convertible Bonds
			(Cost $1,288)		1,133
CONVERTIBLE PREFERRED STOCKS 2.0%
			SHORT-TERM INVESTMENTS 1.2%
HEALTH CARE 0.5%
Health Care Equipment & Supplies 0.5%			MONEY MARKET FUNDS 1.2%
			T. Rowe Price Government Reserve
Becton Dickinson & Company,			Fund, 0.09% (5)(6)	7,081,836	7,082
Series B, 6.00%, 6/1/23	51,169	2,692	Total Short-Term Investments
Total Health Care		2,692	(Cost $7,082)		7,082

			Total Investments in Securities 99.5%
			(Cost $510,102)		$574,044
			Other Assets Less Liabilities 0.5%		2,637
			Net Assets 100%		576,681

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INCOME PORTFOLIO

‡	Shares/Par are denominated in U. S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(3)	Preferred stocks are shares that carry certain preferential rights. The dividend rate may not be consistent each pay period and could be zero for a particular year.
(4)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $1,133 and represents 0.2% of net assets.
(5)	Seven-day yield
(6)	Affiliated Companies
ADR	American Depositary Receipts
EUR	Euro
GBP	British Pound
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INCOME PORTFOLIO

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government Reserve Fund		$—		$—	$36
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$36+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	12/31/19	Cost		Cost	9/30/20
T. Rowe Price Government Reserve Fund	$12,180		¤	¤ $	7,082
T. Rowe Price Short-Term Fund	—		¤	¤	—
Total					$7,082^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
++	Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+	Investment income comprised $36 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $7,082.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INCOME PORTFOLIO
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Equity Income Portfolio (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act)
as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE EQUITY INCOME PORTFOLIO

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and

T. ROWE PRICE EQUITY INCOME PORTFOLIO

unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$536,072$	14,695$	— $	550,767
Preferred Stocks	—	3,428	—	3,428
Convertible Preferred Stocks	—	11,634	—	11,634
Fixed Income Securities[1]	—	1,133	—	1,133
Short-Term Investments	7,082	—	—	7,082
Total	$543,154$	30,890$	— $	574,044

[1] Includes Convertible Bonds.